Offerings - Offering: 1	Jan. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $5.00 per share
Amount Registered | shares	212,592
Proposed Maximum Offering Price per Unit	209.69
Maximum Aggregate Offering Price	$ 44,578,416.48
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,156.28
Offering Note	The amount registered represents 212,592 shares of the common stock, par value $5.00 (the "Common Stock"), of The PNC Financial Services Group, Inc. ("PNC"), which may be issuable in respect of restricted stock unit awards that were granted under the FirstBank Holding Company ("FBHC") 2020 Restricted Non-Voting Class A Common Stock Unit Plan (the "Common Stock Plan") or the FBHC 2020 Restricted Preferred Stock Unit Plan (together with the Common Stock Plan, the "Plans"), including awards granted under the Plans that were deferred pursuant to the terms of the applicable award agreement, the Plans and the FBHC Deferred Compensation Plan, which awards were assumed by PNC in connection with PNC's acquisition of FBHC (the "Acquisition") pursuant to the Agreement and Plan of Merger, dated as of September 5, 2025, by and among PNC, Summit Merger Sub I, Inc., a wholly-owned subsidiary of PNC, and FBHC (as adjusted by the exchange ratio in connection with the Acquisition). Pursuant to Rule 416 of the Securities Act of 1933, as amended, this Registration Statement also covers such additional and indeterminate number of shares as may become issuable pursuant to the provisions of the Plans relating to adjustments for changes resulting from a stock dividend, stock split or similar change. The proposed maximum offering price per share and proposed maximum aggregate offering price for the shares of the Common Stock covered by this Registration Statement have been estimated in accordance with Rules 457(c) and (h) under the Securities Act of 1933, as amended, solely for the purpose of calculating the registration fee. The price of $209.69 per share represents the average of the high and low sales prices of PNC's Common Stock as reported on the New York Stock Exchange on December 31, 2025, a date within five business days prior to the filing of this Registration Statement.